Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 9,926	$ 9,767
Accumulated depreciation and amortization	(5,862)	(4,785)
Property and equipment, net	4,064	4,982
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	2,841	2,653
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	333	503
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	693	434
Internal-Use Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	5,366	4,807
Other [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 693	$ 1,370